Segment information - Results by Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Revenues	$ 907		$ 961		$ 1,254
Depreciation	127		318		397
Amortization of intangibles	0		1		105
Impairment of drilling units and intangible assets	152		4,108		0
Operating Income - net income [Abstract]
Operating profit/(loss)	(156)		(4,481)		(296)
Unallocated items:
Total financial items and other	(416)		50		(451)
Loss before income taxes	(572)		(4,431)		(747)
Drilling units	1,431		1,755
Book value of Seadrill investment	27		24
Assets held for sale	1,492		1,085
Cash and restricted cash	516	[1]	653	[1]	1,205	[1]	$ 1,572
Other assets	431		461
Total assets	3,897		3,978
Capital expenditures	84		137		153
Other
Segment Reporting Information [Line Items]
Revenues	11		18		24
Depreciation	1		29		29
Impairment of drilling units and intangible assets	0		48		0
Operating Income - net income [Abstract]
Operating profit/(loss)	(14)		(218)		(23)
Harsh environment
Segment Reporting Information [Line Items]
Amortization of intangibles	0		1		0
Unallocated items:
Drilling units	709		1,032
Capital expenditures	30		26		34
Harsh environment | Operating Segments
Segment Reporting Information [Line Items]
Revenues	495		526		510
Depreciation	73		93		125
Impairment of drilling units and intangible assets	152		419		0
Operating Income - net income [Abstract]
Operating profit/(loss)	(138)		(396)		(69)
Floaters
Segment Reporting Information [Line Items]
Amortization of intangibles	0		0		105
Unallocated items:
Drilling units	524		528
Capital expenditures	35		110		111
Floaters | Operating Segments
Segment Reporting Information [Line Items]
Revenues	363		358		625
Depreciation	37		176		224
Impairment of drilling units and intangible assets	0		3,555		0
Operating Income - net income [Abstract]
Operating profit/(loss)	(21)		(3,781)		(201)
Jackup rigs
Unallocated items:
Drilling units	198		195
Capital expenditures	19		1		8
Jackup rigs | Operating Segments
Segment Reporting Information [Line Items]
Revenues	38		59		95
Depreciation	16		20		19
Impairment of drilling units and intangible assets	0		86		0
Operating Income - net income [Abstract]
Operating profit/(loss)	$ 17		$ (86)		$ (3)

[1]	Comprised of cash and cash equivalents $293 million (2020: $485 million, 2019: $987 million), restricted cash $160 million (2020: $103 million, 2019: $135 million), and restricted cash included in non-current
assets $63 million (2020: $65 million, 2019: $83 million).